Equity (Details) - Schedule of fair value reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Schedule of fair value reserve [Abstract]
Balance at the beginning of the year	$ 4,274		$ 954	$ 14,209
Impact of adopting IFRS 9				(6,681)
Net change in fair value reserve during the year for bonds at fair value through OCI	11,481		4,209	(2,706)
Net change in fair value reserve during the year for equities at fair value through OCI	(71)		(866)	(3,898)
Realized gain on sale of equities at fair value through other comprehensive income	2,341
ECL charge (release) transferred to consolidated statement of income	135		(23)	30
Balance at the end of the year	$ 18,160	[1]	$ 4,274	$ 954

[1]	The consolidated financial statements for the year ended 2020 have been restated as per note 2.